Reconciliation of movement in net borrowings	6 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Reconciliation of movement in net borrowings	Reconciliation of movement in net borrowings

	Six months ended 31 December 2024	Six months ended 31 December 2023
	$ million	$ million
Net increase/(decrease) in cash and cash equivalents before exchange	594	(241)
Net increase in bonds and other borrowings	(375)	(227)
Net decrease/(increase) in net borrowings from cash flows	219	(468)
Exchange differences on net borrowings	111	(399)
Other non-cash items(1)	11	(34)
Net borrowings at beginning of the period	(21,017)	(19,582)
Net borrowings at end of the period	(20,676)	(20,483)
(1)In the six months ended 31 December 2024, other non-cash items were principally in respect of fair value gains of cross currency interest rate hedging instruments offsetting leases entered into during the period and fair value losses on borrowings. In the six months ended 31 December 2023, other non-cash items were principally in respect of additional leases entered into during the period partially offset by fair value movements of interest rate hedging instruments.
In the six months ended 31 December 2024, the group issued bonds of €1,900 million ($2,106 million - net of discount and fee)
consisting of €700 million ($780 million - net of discount and fee) 3.125% fixed rate notes due 2031, €700 million
($776 million - net of discount and fee) 3.375% fixed rate notes due 2035, €500 million ($550 million - net of discount and fee)
3.75% fixed rate notes due 2044 and repaid bonds of $600 million and €500 million ($558 million). In the six months ended 31
December 2023, the group issued bonds of $1,700 million ($1,690 million - net of discount and fee) consisting of $800 million
5.375% fixed rate notes due 2026 and $900 million 5.625% fixed rate notes due 2033, and repaid bonds of $500 million and
€600 million ($632 million).
All bonds and commercial paper issued by Diageo plc's wholly owned subsidiaries are fully and unconditionally guaranteed by
Diageo plc.